UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/07

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC X Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 180
                  Menlo Park, CA  94025

Form 13F File Number:      28-12108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz             Menlo Park, California             02/04/08

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      5
Form 13F Information Table Value Total:              $ 354,349
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      SC X MANAGEMENT, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 12/31/07



                         TITLE                 VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER          OF CLASS   CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- ----------  ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

ALCATEL			ADR	   013904305    1,084      148,083   SH	       SOLE		   148,083
ARUBA NETWORKS INC.	COMMON	   043176106  197,051   13,216,047   SH	       SOLE	        13,216,047
ISILON SYSTEMS INC.	COMMON	   46432L104   59,190   11,651,603   SH	       SOLE	        11,651,603
NETEZZA CORP.		COMMON	   64111N101   96,968    7,026,673   SH	       SOLE	         7,026,673
OPNEXT			COMMON	   68375V105       56	     6,362   SH	       SOLE	             6,362
